Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
A.    FAIR VALUE OF DERIVATIVE INSTRUMENTS

Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair values of the Company’s outstanding derivative instruments as of December 31, 2023 and December 31, 2022 are summarized below:

	Asset Derivatives as of December 31, 2023(*)	Asset Derivatives as of December 31, 2022(*)	Liability Derivatives as of December 31, 2023(**)	Liability Derivatives as of December 31, 2022(**)
Derivatives designated as hedging instruments
Foreign exchange contracts	50,348	75,397	77,819	130,604
Cross-currency interest rate swaps	—	—	35,159	26,018
	$50,348	$75,397	$112,978	$156,622
Derivatives not designated as hedging instruments
Foreign exchange contracts	—	8,362	3,435	5,439
	$50,348	$83,759	$116,413	$162,061

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

B.    EFFECT ON CASH FLOW HEDGING

The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2023 and 2022, are summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income, net as of December 31, 2023	Gain (Loss) Recognized in Other Comprehensive Income, net as of December 31, 2022	Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensive Income (*) as of December 31, 2023	Gain (Loss) on of Derivative Reclassified from Accumulated Other Comprehensive Income (*) as of December 31, 2022
Foreign exchange contracts	$(119,781)	$(152,143)	$(103,621)	$(57,201)

(*)    Presented as part of revenues/cost of revenue and equity in net earnings of affiliated companies and partnerships.
Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS (Cont.)

B.    EFFECT ON CASH FLOW HEDGING (Cont.)

Amount Excluded from Effectiveness Testing Recognized in Income (*):

	as of December 31, 2023	as of December 31, 2022
Foreign exchange contracts	$13,791	$9,413
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$(3,906)	$(926)

(*)    Presented as part of revenues/cost of revenue and equity in net earnings of affiliated companies and partnerships.

C.    NET EFFECT OF CROSS-CURRENCY SWAPS

The net effect on earnings from the cross-currency swaps in 2023 was a loss of approximately $15,748, of which approximately $12,126 was offset against exchange rate differences related to Series B Notes and approximately $3,622 increased the interest expenses.

D.    FORWARD CONTRACTS

The notional amounts of outstanding foreign exchange forward contracts at December 31, 2023 is summarized below:

	Buy December 31, 2023	Buy December 31, 2022	Sell December 31, 2023	Sell December 31, 2022
Euro	$407,849	$498,879	$1,400,118	$1,032,654
GBP	52,267	1,326	81,061	138,077
NIS	1,782,959	1,359,105	—	286,192
Other	6,204	13,168	285,514	433,585
	$2,249,279	$1,872,478	$1,766,693	$1,890,508